Employee benefit obligations - Defined benefit obligations and assets (Details) - Ardagh Group S.A. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Past service credit gain (loss)		€ 18
Beverage Can
Employee benefit obligations
Contribution from employer	€ 7
Defined benefit plan
Employee benefit obligations
Unfunded defined benefit obligations	379	380
Defined benefit obligation	2,303	2,942
Defined benefit assets	1,582	2,159
Other employee benefit obligations
Employee benefit obligations
Interest cost relating to employee benefit obligations	3	3	€ 2
Other employee benefit obligations | Beverage Can
Employee benefit obligations
Net defined benefit liability (asset)	33
Extinguished defined benefit pension plans
Employee benefit obligations
Employer contributions	6	11
Exceptional items | Glass Packaging North America
Employee benefit obligations
Past service credit gain (loss)		21
Netherlands | Defined benefit plan
Employee benefit obligations
Past service credit gain (loss)	9	8
Defined benefit obligation	16	540
Defined benefit assets		513
Netherlands | Defined benefit plan transfer to multi-employer plan, plan one
Employee benefit obligations
Defined benefit obligation		187	174
Defined benefit assets		187	€ 168
Netherlands | Defined benefit plan transfer to multi-employer plan, plan two
Employee benefit obligations
Defined benefit obligation	535	524
Defined benefit assets	€ 535	€ 513